Capital Stock and Changes in Capital Accounts	12 Months Ended
Dec. 31, 2024
Capital Stock and Changes in Capital Accounts [Abstract]
Capital Stock and Changes in Capital Accounts
7. Capital Stock and Changes in Capital Accounts
(a)	Common Stock

As of December 31, 2024, and 2023, 7,504,982 and 7,448,601, respectively, shares of common stock were issued and outstanding (all shares of common stock in registered form).

(i)	Receipt of Nasdaq Notices and Reverse Stock Splits:

On March 8, 2022, the Company received a written notification from Nasdaq indicating that because the closing bid price of the Company’s common shares for 30 consecutive business days, i.e., from January 21, 2022 to March 7, 2022, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the original applicable grace period to regain compliance was 180 days, or until September 5, 2022. On September 6, 2022, the Company was granted an additional 180-day period from the Nasdaq Capital Market, through March 6, 2023, to regain compliance with the $1.00 minimum bid price requirement for continued listing on the Nasdaq Capital Market. Effective December 22, 2022, the Company effected a one-for-ten reverse stock split on its issued and outstanding common stock. The one-for ten ratio was approved by the Company’s Board on December 19, 2022. The Company’s common stock began trading on a split-adjusted basis on the Nasdaq Capital Market at the opening of trading on December 22, 2022. As a result of this reverse stock split, the number of the Company’s issued and outstanding common shares was reduced with no change in the number of the Company’s authorized shares or the par value of the Company’s common stock. As of January 6, 2023, the Company’s common stock remained at $1.00 per share or higher for ten consecutive days. As such, on January 9, 2023, the Company received a letter from the Nasdaq confirming that it regained compliance with the minimum bid price requirement.
On March 27, 2023, the Company further received a written notification from Nasdaq indicating that because the closing bid price of the Company’s common shares for 32 consecutive business days, i.e., from February 8, 2023 to March 24, 2023, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). Pursuant to the Nasdaq Listing Rules, the applicable grace period to regain compliance was 180 days, or until September 25, 2023. On May 24, 2023, pursuant to shareholder approval granted on May 3, 2023 which authorized the Company’s Board of Directors to effect one or more reverse stock splits of its issued common shares, in the aggregate ratio of not more than 1-for-250, with the exact ratio to be determined by the Board of Directors in its discretion, the Company’s board of directors approved a one-for-20 reverse stock split of the Company’s common shares. The reverse stock split took effect and the Company’s common shares began trading on a split-adjusted basis on Nasdaq Capital Market, as of the opening of trading on June 8, 2023, under the existing trading symbol “OP”. As a result of this reverse stock split, on June 8, 2023, the number of the Company’s issued and outstanding common shares was reduced to 1,259,135 with no change in the number of the Company’s authorized shares or the par value of the Company’s common stock. As of June 22, 2023, the Company’s common stock had remained at $1.00 per share or higher for ten consecutive business days. As such, on June 23, 2023, the Company received a letter from the Nasdaq confirming that it regained compliance with the minimum bid price requirement.
(ii)	Equity Offerings:

January 2022 Underwritten Public Offering:
On January 12, 2022, the Company filed a registration statement with the SEC on Form F-1, which was declared effective on January 20, 2022. On January 25, 2022, the Company closed an underwritten public offering of 15,571,429 units at a price of $0.77 per unit, 200 units consisting of one share of the Company’s common stock (or 200 prefunded warrants in lieu of one share of the Company’s common stock) and 200 Class A warrants to purchase one common share of the Company’s common stock and was immediately separated upon issuance (the “January 2022 Offering”). In particular, upon the closing of the offering, 65,357 shares of common stock, 2,500,000 prefunded warrants to purchase 12,500 shares of common stock, and 15,571,429 Class A warrants to purchase 77,857 shares of common stock were sold.
In addition, the Company had previously agreed with certain of its’ executive officers and significant stockholders (the “selling stockholders”) to register their resale of shares of common stock, whereas an aggregate of 8,886 shares of common stock of certain of the selling stockholders were registered in connection with the January 2022 offering. As such, certain selling stockholders sold an aggregate of 3,143 shares of common stock in the primary offering. Each of the 3,143 shares of common stock sold by the selling stockholders on the primary offering was delivered to the underwriters with 200 additional Class A warrants to purchase one share of common stock (sold by the Company), on a firm commitment basis. In addition, the underwriter for the offering fully-exercised its option to purchase an additional 5,743 common shares sold from the selling stockholders and 6,407 common shares along with 2,430,000 Class A warrants to purchase 12,150 shares of common stock sold from the Company. Each of the 5,743 shares of common stock sold by the selling stockholders upon exercise of the underwriters’ over-allotment option, was sold with 200 Class A warrants (sold by the Company) to purchase one share of common stock, on a firm commitment basis. The Company did not receive any of the proceeds from the sale of common shares by the selling stockholders and only received the proceeds for the Class A warrants sold together with the selling stockholders’ shares of common stock (i.e., Class A warrants to purchase 8,886 shares of common stock in aggregate). The net proceeds received during 2022, under the January 2022 Offering, including the exercise of Class A and prefunded warrants discussed in Note 7(b) below and after deducting underwriting commissions and offering expenses paid by the Company, amounted to $14,736. The Company has recorded the excess of the proceeds received over the par value of common stock to additional paid in capital.
February 2023 Registered Direct Offering and Concurrent Private Placement:
On February 8, 2023, the Company closed a registered direct offering of 15,000,000 units, at a price of $1.01 per unit, with each twenty units consisting of one share of the Company’s common stock and twenty Class B warrants exercisable for one share of the Company’s common stock. The Company also offered to each purchaser, with respect to the purchase of units that would otherwise result in the purchaser’s beneficial ownership exceeding 4.99% of the Company’s outstanding common stock immediately following the consummation of the offering, the opportunity to purchase twenty prefunded warrants in lieu of one share of common stock. As a result of the above, on February 10, 2023, the Company issued and sold 15,000,000 units comprising of 615,000 shares of the Company’s common stock, 2,700,000 prefunded warrants to purchase 135,000 shares of common stock, and 15,000,000 Class B warrants to purchase 750,000 shares of the Company’s common stock.
The Company, concurrently with this transaction, also conducted a private placement of 15,000,000 additional unregistered at that time warrants to purchase up to an aggregate 750,000 shares of the Company’s common stock (Note 7(b)). On February 23, 2023, the Company filed with the SEC a resale registration agreement on Form F-1 for the registration of the private placement warrants in this transaction, which was declared effective on March 8, 2023.
The gross and net proceeds received in the February 2023 Registered Direct Offering and the Concurrent Private Placement, including the proceeds from the exercise of the 2,700,000 prefunded warrants discussed above, amounted to $15,150 and $13,296, respectively.
(b)	Warrants

As discussed under 7(a)(ii) above, all prefunded warrants (i.e., 2,500,000) and 4,156,000 Class A warrants in the January 2022 Offering have been exercised resulting in the issuance of an aggregate 33,280 shares of common stock during 2022. The Class A warrants were immediately exercisable and expire in five years from issuance, i.e., in January 2027. The Company may at any time during the term of the Class A warrants reduce the then current exercise price of each warrant to any amount and for any period of time deemed appropriate by the board of directors of the Company, subject to terms disclosed in the warrants’ agreements. The Class A warrants also contain a cashless exercise provision, whereby if at the time of exercise, there is no effective registration statement, then the Class A warrants can be exercised by means of a cashless exercise as disclosed in the warrants’ agreement. All Class A warrants are classified as equity, in accordance with the Company’s accounting policy (Note 2(x)). In particular, the Company in its assessment for the accounting of the Class A and the prefunded warrants issued in connection with the January 2022 Offering, analyzed key features of the warrants and determined that classification as permanent equity is appropriate, and no features required bifurcation (other than those with de minimis value) or fall under the scope exceptions from derivative accounting. Based on the terms of the Class A warrants’ agreement, each holder of a Class A warrant is, at any time after the issuance of the warrants, entitled to participate in the distribution of dividends by the Company, if and when declared, to the same extent that the holder would participate for each common share that such holder would be entitled to receive upon complete exercise of their Class A warrants (Notes 7(a) and 8).
Further, as also discussed under 7(a)(ii) above, the Company, in connection with the February 2023 Registered Direct Offering and the Concurrent Private Placement, issued 15,000,000 Class B Warrants to purchase 750,000 common shares, 15,000,000 private placement warrants to purchase 750,000 common shares, and 2,700,000 prefunded warrants to purchase 135,000 common shares. The prefunded warrants were exercisable at an exercise price of $0.20 per common share and were exercisable at any time after their original issuance date (i.e., February 10, 2023) until they were exercised in full. The Class B warrants have an exercise price of $20.20 per common share and are exercisable at any time after their original issuance up to the date that is five years after their original issue date, i.e., February 10, 2028. The private placement warrants also had an exercise price of $20.20 per common share and an identical to the Class B warrants exercise period. Alternatively, the holder of each private placement warrant, could elect to exercise such warrants on a cashless basis at the rate of 0.75 common share per twenty warrants on or after the later of (i) the date the selling shareholders’ registration statement was declared effective, (ii) March 24, 2023, and (iii) the date the aggregate cumulative trading volume of the Company’s common shares beginning on February 8, 2023 exceeds 60 million shares. The latter of the above conditions was satisfied on June 8, 2023, and, as a result, from that date onwards holders of the private placement warrants could elect to exercise their warrants on an alternative cashless basis. The Class B warrants and the private placement warrants also contain/contained a cashless exercise provision, whereby, if at the time of exercise there is no effective registration statement registering those warrants for resale, then these warrants can/could be exercised by means of a cashless exercise as per the mechanism prescribed in the respective warrants’ agreements. The Company may/could at any time during the term of its Class B warrants and private placement warrants reduce the then current exercise price of each warrant to any amount and for any period of time deemed appropriate by the board of directors of the Company, subject to terms disclosed in the respective warrants’ agreements.
As of December 31, 2023, all of the 2,700,000 prefunded warrants issued in the February 2023 Registered Direct Offering had been exercised. Further, during 2023, the Company received notices of alternative cashless exercises for all the 15,000,000 private placement warrants issued in the Concurrent Private Placement which resulted in the issuance of 562,501 shares of common stock.
The Company in its assessment for the accounting of the Class B warrants, private placement warrants, and the prefunded warrants issued in the February 2023 Registered Direct Offering and the Concurrent Private Placement, has taken into consideration the provisions enumerated under ASC 480 and ASC 815 (Note 2(x)). With regards to the Class B warrants and the prefunded warrants, the Company determined that they are out of the scope of ASC 480 and, by further analyzing their key features, that classification in permanent equity is appropriate and no features required bifurcation. In its assessment of the accounting treatment of the private placement warrants, the Company determined that the alternative cashless exercise of the private placement warrants precluded them from being considered indexed to the Company’s stock. In this respect, the Company initially recorded the private placement warrants as noncurrent liabilities at their fair value under Warrants’ liability on the accompanying consolidated balance sheet, with subsequent changes in their respective fair values recognized in line “Changes in fair value of warrants’ liability” in the accompanying 2023 consolidated statement of comprehensive loss. Estimating fair values of liability-classified financial instruments requires the development of estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, option-based techniques are highly volatile and sensitive to changes in the trading market price of the Company’s common stock. Because liability-classified financial instruments are recorded at fair value, the Company’s financial results reflected the volatility and changes in these estimates and assumptions until the respective liability was fully extinguished. As of the date the Company completed the 2023 February Registered Direct Offering and the concurrent private placement (i.e. February 10, 2023), the private placement warrants were valued using the Black-Scholes option pricing model at a fair value of $7,504 in aggregate, while the remaining gross proceeds of the offering amounting to $7,619 (net proceeds of $6,699) were allocated to common shares, prefunded warrants, and Class B warrants using the residual value method. Issuance costs amounting to $909 were expensed using the pro rata method by taking into account the portion of the liability recorded at inception and are included in “Finance costs” in the accompanying 2023 consolidated statement of comprehensive loss. As mentioned above, pursuant to the exercises of all the private placement warrants during 2023, on an alternative cashless basis for 562,501 shares of common stock, the warrants were marked to their fair value at their respective settlement dates and then the respective warrants’ liability aggregating to an amount of $1,282 got settled with relevant transfers of $6 to par value and $1,276 to additional paid-in-capital within the accompanying consolidated statement of stockholders’ equity for the year ended December 31, 2023. The gain of $6,222 resulting from the settlement of the warrants’ liability throughout the period was accounted for as a change in fair value of the warrants’ liability and is presented in “Change in fair value of the warrants’ liability” in the accompanying 2023 consolidated statement of comprehensive loss. The private placement warrants’ fair value as of their initial measurement and subsequent settlement dates per discussion above, was determined through Level 3 inputs of the fair value hierarchy as determined by management. The Company weighed the probability that such warrants were alternatively cashless exercised for common shares in the initial fair value measurement of the private placement warrants, while the Black-Scholes option pricing model was applied under the following assumptions: (a) expected volatility (b) risk free rate (c) market value of common stock of, which was the current market price at each fair value measurement date. Fair value sensitivity was driven by the stock price at the time of valuation and is limited in terms of the other parameters.
As of December 31, 2024, and 2023, pursuant to the January 2022 Offering, 14,474,000 Class A warrants to purchase 72,370 shares of common stock remained available for exercise at an exercise price of $154.00 dollars per common share. As of December 31, 2024, all the 15,000,000 Class B warrants to purchase an aggregate 750,000 common shares in the February 2023 Registered Direct Offering remained available for exercise at an exercise price of $20.20 dollars per common share.

(c)	Preferred Stock

As of December 31, 2024, and 2023, the Company’s authorized preferred stock consisted of 100,000,000 shares of preferred stock, par value $0.01 per share, designated as Series A Participating Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock. As of December 31, 2024, and 2023, there were no Series A Participating Preferred Stock issued and outstanding.
(i)	Series B Preferred Stock

As of December 31, 2024, and 2023, the Company had outstanding 500,000 Series B Preferred Stock, with par value $0.01 per share, issued to DSI. The Series B Preferred Stock votes with the common shares of the Company, and each share of Series B Preferred Stock entitles the holder thereof to 2,000 votes on all matters on which the Company’s stockholders are entitled to vote of up to 34% of the total number of votes entitled to be cast for all matters for which the Company’s stockholders are entitled to vote on, but with no economic rights. To the extent the aggregate voting power of any holder of Series B Preferred Stock, together with any affiliate of such holder, would exceed 49% of the total number of votes that may be cast on any matter submitted to a vote of the Company’s stockholders, the number of votes of the Series B Preferred Stock shall be automatically reduced so that such holder’s aggregate voting power, together with any affiliate of such holder, is not more than 49%. Furthermore, the Series B Preferred Stock has no dividend, distribution or liquidation rights and cannot be transferred without the consent of the Company except to the holder’s affiliates or successors.
(ii)	Series C Preferred Stock

The Series C Preferred Stock, with liquidation preference $1,000 per share, has no voting rights except (1) in respect of amendments to the articles of incorporation which would adversely alter the preferences, powers or rights of the Series C Preferred Stock or (2) in the event that the Company proposes to issue any parity stock if the cumulative dividends payable on outstanding Series C Preferred Stock are in arrears or any senior stock. Also, holders of Series C Preferred Stock, rank prior to (i) the holders of common shares, (ii) if issued, any Series A Participating Preferred Stock, the Series B Preferred Stock and (iii) any other class or series of capital stock established after their original issuance date with respect to dividends, distributions and payments upon liquidation. The Series C Preferred Stock has a cumulative preferred dividend accruing from the date of original issuance which is payable on the 15th day of January, April, July and October of each year at the dividend rate of 8.0% per annum, and is convertible into common shares at the holders’ option commencing upon the first anniversary of the original issuance date, at a conversion price equal to the lesser of $1,300.00 (subject to change under anti-dilution provisions) and the 10-trading day trailing VWAP of the common shares, or at any time after their issuance date in case of any fundamental change (i.e. liquidation, change of control, dissolution or winding up of the affairs) of the Company. The Series C Preferred Stock is also optionally redeemable at the holder’s option in case of fundamental change, if the holder does not exercise its conversion right discussed above, and optionally redeemable at the option of the holder in case of certain corporate events as defined in the statement of designations of the Series C Preferred Stock. The holder, however, is prohibited from converting the Series C Preferred Stock into common shares to the extent that, as a result of such conversion, the holder (together with its affiliates) would beneficially own more than 49% of the total outstanding common shares of the Company.
The Series C Preferred Stock is not mandatorily redeemable and does not meet any other criteria under ASC 480 to be classified as liability, and under the Company’s assessment is classified in permanent equity, according to the Company’s accounting policy (Note 2(x)). In particular, the Company assessed that certain of the aforementioned features requiring bifurcation under ASC 815 had de minimis value at inception and in each measurement date, while others were clearly and closely related to the host instrument thus no bifurcation was required or falling under the scope exceptions from derivative accounting.
On April 15, 2022, March 7, 2023, and February 21, 2024, the Company awarded and granted its directors with 1,982, 3,332 and 3,332, respectively, shares of Series C Preferred Stock, as per the terms of the amended and restated Equity Incentive Plan (refer to (iv) below).
On October 17, 2023, DSI elected to redeem 9,793 of the 10,000 Series C Preferred Stock issued to DSI in the Company’s spin-off transaction from DSI that was completed on November 29, 2021. The 10,000 Series C Preferred Stock issued in the spin-off transaction have been recorded at inception at a fair value of $7,570 determined based on valuation obtained by an independent third party for such purpose.

As of December 31, 2024, the Series C Preferred Stock remained outside the scope of ASC 480, classified as permanent equity, while all features requiring bifurcation under ASC 815 at inception, were determined of de minimis value upon reassessment as of December 31, 2024.

As of December 31, 2024, and 2023, the Company had 8,853 and 5,521, respectively, shares of Series C Preferred Stock issued and outstanding with par value of $0.01 per share. As of December 31, 2024, 4,998 shares of Series C Preferred Stock awarded under the amended and restated 2021 Equity Incentive Plan remained unvested.

Dividend payments and declarations on Series C Preferred Stock:

During the year ended December 31, 2024, the Company declared and paid cash dividends on its Series C preferred stock of $80 per share, aggregating the amount of $681 and $614, respectively.

During the year ended December 31, 2023, the Company declared and paid cash dividends on its Series C preferred stock of $80 per share, aggregating the amount of $991 and $1,121, respectively.

(iii)	Series D Preferred Stock

The Series D Preferred Stock, with liquidation preference $1,000 per share, has no voting rights except (1) in respect of amendments to the articles of incorporation which would adversely alter the preferences, powers or rights of the Series D Preferred Stock or (2) in the event that the Company proposes to issue any parity stock if the cumulative dividends payable on outstanding Series D Preferred Stock are in arrears or any senior stock. Also, holders of Series D Preferred Stock, rank equal to Series C Preferred Stock, prior to (i) the holders of common shares, (ii) if issued, any Series A Participating Preferred Stock, and any Series B Preferred Stock and (iii) any other class or series of capital stock established after their original issuance date with respect to dividends, distributions and payments upon liquidation. The Series D Preferred Stock has a cumulative preferred dividend accruing from the date of original issuance which is payable on the 15th day of January, April, July and October of each year at the dividend rate of 7.0% per annum, and is convertible into common shares at the holders’ option at any time after the original issuance date, at a conversion price equal to the 10-trading day trailing VWAP of the common shares. The Series D Preferred Stock is also optionally redeemable at the holder’s option in case of fundamental change or in case of certain corporate events as defined in the statement of designation of the Series D Preferred Stock. Holders of the Series D Preferred Stock, however, are prohibited from converting the Series D Preferred Stock into common shares to the extent that, as a result of such conversion, holders (together with their affiliates) would beneficially own more than 49% of the total outstanding common shares of the Company.
Issuances of Series D Preferred Stock:
As discussed under Note 3(f) above, as partial consideration for the acquisition of the M/T Zeze Start, the Company issued on September 11, 2024, 9,442 shares of Series D Preferred Stock, with par value $0.01 per share, at a stated value of $1,000 per share with liquidation preference at $1,000 (i.e., $9,442 aggregate liquidation preference). The Series D Preferred Stock is not mandatorily redeemable and does not meet any other criteria under ASC 480 to be classified as liability and under the Company’s assessment are classified in equity, according to the Company’s accounting policy. In particular, the Company assessed that certain of the features requiring bifurcation under ASC 815 had de minimis value at inception, while others were clearly and closely related to the host instrument thus no bifurcation was required.

Further, as partial consideration for the acquisitions of the M/V Baltimore and the M/V Melia, the Company issued on September 21, 2022, and on February 8, 2023, 25,000 and 13,157 shares of Series D Preferred Stock, respectively, with par value $0.01 per share, at a stated value of $1,000 per share with liquidation preference at $1,000 (i.e., $25,000 and $13,157 aggregate liquidation preference, respectively). DSI declared two separate special stock dividends of the M/V Baltimore and the M/V Melia Series D Preferred Stock issued to it as part of these transactions, to all of its common stockholders as of certain record dates (the “Baltimore Stock Dividend” and the “Melia Stock Dividend”, respectively, and, together, the “Special Stock Dividends”), through offering to convert the shares of the Company’s Series D Preferred Stock into the Company’s shares of common stock on the Baltimore Stock Dividend and the Melia Stock Dividend payment dates and distributing the Company’s shares of common stock to each of its common stockholders. DSI common stockholders, in their sole discretion, were given the opportunity to opt out, in whole but not in part, of the conversion of the shares of Series D Preferred Stock into the Company’s shares of common stock and instead receive shares of Series D Preferred Stock in connection with the Special Stock Dividends. On December 15, 2022, and June 9, 2023, in connection with the Special Stock Dividends, 15,828 and 8,590, respectively, of the Company’s Series D Preferred Stock were redeemed through the issuance of 360,055 and 1,977,106, respectively, of the Company’s shares of common stock, whereas 9,172 and 4,567 shares of the Company’s Series D Preferred Stock, respectively, were distributed to DSI stockholders. Because the value the holders received upon conversion was not based on the price of the common shares and the Series D Preferred Stock settled by providing the holders with a variable number of common shares with an aggregate fair value that equaled the stock instrument’s liquidation preference, the Company assessed that, for accounting purposes, such separate transactions should be considered as redemptions of the Series D Preferred Stock, rather than conversions. The redemption rate which was utilized in connection with each of the two distributions of the Series D Preferred Stock was based on the 10-day trailing VWAP of the Company’s common stock at each election deadline date (i.e., December 13, 2022, and May 25, 2023, respectively) in accordance with the Series D Preferred Stock statement of designations. The Company’s valuations determined that the redemptions on December 15, 2022 and on June 9, 2023, of 15,828 and 8,590 Series D Preferred Stock for the issuance of 360,055 and 1,977,106, respectively, of the Company’s shares of common stock, resulted in an excess value of the shares of common stock of $134 and $154, respectively, or $0.0372 and $0.0779 per share of common stock, respectively as compared to the fair value of the Series D Preferred Stock redeemed, that was transferred from the Series D Preferred Stock holders to the common holders on each measurement date (i.e. December 15, 2022 and June 9, 2023, respectively), and that this value represented a deemed dividend to the common holders, that should be deducted from the net loss to arrive at the net loss available to common stockholders (Note 8). The fair value of the common shares issued on each measurement date (i.e., December 15, 2022, and June 9, 2023, respectively) of $11,277 and $6,683, respectively, was determined through Level 1 inputs of the fair value hierarchy (quoted market price on the date of the redemption of the Series D Preferred Stock for issuance of common stock).

DSI’s stockholders electing to receive shares of the Company’s Series D Preferred Stock by opting out of the automatic conversion, received a number of shares of Series D Preferred Stock equal to such common stockholder’s pro-rata portion of all the shares of the Company’s Series D Preferred Stock, rounded down to the nearest whole number. Any fractional shares of the Series D Preferred Stock that would otherwise be distributed were converted into shares of common stock of the Company at the applicable conversion rate and sold, and the net proceeds therefrom were delivered to such common stockholder. DSI’s common stockholders receiving shares of common stock of the Company received the pro-rata number of shares of common stock of the Company to which they were entitled following conversion, rounded down to the nearest whole number, and any fractional shares were aggregated and sold, and the net proceeds thereof were delivered to DSI’s common stockholders. All of the fractional share calculations and the payment of cash in lieu thereof were determined at the stockholder nominee level.
Other Series D Preferred Stock redemptions:
During 2024, holders of the Company’s Series D preferred stock unaffiliated with the Company, exercised their right to redeem 97 Series D Preferred Stock to common stock, resulting in the issuance of 56,381 shares of common stock of the Company and a deemed dividend of $26 to Series D preferred holders, being the excess value of the shares of common stock of as compared to the fair value of the Series D Preferred Stock redeemed.
During 2023, one holder of the Company’s Series D preferred stock, unaffiliated with the Company, exercised his right to redeem one share of Series D Preferred Stock to common stock, resulting in the issuance of 385 shares of common stock of the Company.
Following the conclusion of the above transactions, as of December 31, 2024, and 2023, the Company had 23,083 and 13,738, respectively, shares of Series D Preferred Stock issued and outstanding.
As of December 31, 2024, the Series D Preferred Stock remained outside the scope of ASC 480, classified as permanent equity, while all features requiring bifurcation under ASC 815 had de minimis value upon reassessment as of December 31, 2024.

Dividend payments and declarations on Series D Preferred Stock:

During the year ended December 31, 2024, the Company declared and paid cash dividends on its Series D preferred stock of $70 per share, aggregating the amount of $1,022 and $1,022, respectively.

During the year ended December 31, 2023, the Company declared and paid cash dividends on its Series D preferred stock of $70 per share, aggregating the amount of $968 and $968, respectively.

(iv)	Equity Incentive Plan

On March 23, 2022, the Company’s 2021 Equity Incentive Plan was amended and restated to, among other things, permit grants of Series C Preferred Stock thereunder, in an aggregate amount of up to 10,000 shares. On April 10, 2024, the Company further amended and restated its 2021 Equity Incentive Plan so that the maximum aggregate number of shares of common stock that may be delivered pursuant to awards granted under the 2021 Equity Incentive Plan, as amended and restated, is 2,000,000 (Note 14).

The Company assessed the issuance of the Series C Preferred Stock and their features pursuant to these awards and concluded that they should be classified in permanent equity with no embedded derivative requiring bifurcation other than those that were assessed with de minimis value.

A summary of the Company’s restricted stock awards pursuant to the amended and restated Equity Incentive Plan as of December 31, 2022, 2023 and 2024, and the movement during these years are presented below.

Summary of Series C Preferred Stock awards

Issuance date	Series C shares awarded/issued	Fair value of award	Vesting period	Valuation method used	Discount factor applied	Risk free rate applied	Beta applied	Equity market average return applied
15 April 2022	1,982	$1,590	2 years	Dividends’ Present value (1) plus liquidation proceeds	12.7%	1.0%	1.3	10.0%
7 March 2023	3,332	$2,679	2 years	Dividends’ Present value (1) plus liquidation proceeds	12.5%	3.4%	1.3	10.4%
21 February 2024	3,332	$2,800	2 years	Dividends’ Present value (2) plus liquidation proceeds	9.3%	4.25%	0.8	10.5%

(1)	Assuming the shares are held until the end of the vessels’ useful life
(2)	Assuming the shares are held in perpetuity

The fair value of all Series C Preferred Stock restricted stock awards was determined based on valuations obtained by an independent third party for the purposes of these transactions.

Movement of Series C Preferred Stock awards

	Number of shares of Series C Preferred Stock	Weighted average grant-date fair value
Unvested as of December 31, 2023	4,323	$793
Granted	3,332	840
Vested	(2,657)	786
Unvested as of December 31, 2024	4,998	$828

As of December 31, 2024, 1,354 shares of Series C Preferred Stock remained reserved for issuance according to the Company’s amended and restated Equity Incentive Plan (Note 14). For the years ended December 31, 2024, 2023, and 2022, compensation cost on restricted stock awards amounted to $2,776, $1,893, and $568, respectively, and is included in “General and administrative expenses” in the accompanying consolidated statements of comprehensive loss. As of December 31, 2024, and 2023, the total unrecognized compensation cost relating to the Company’s outstanding restricted stock awards was $1,832 and $1,808, respectively. As of December 31, 2024, and 2023, the average period over which the total compensation cost related to non-vested restricted stock, was expected to be recognized, was 0.66 years and 0.73 years, respectively.
(v)	Series E Preferred Stock

As discussed under Note 3(d) above, on March 20, 2023, the Company issued 1,200 shares of its newly designated Series E Perpetual Convertible Preferred Stock (the “Series E Preferred Stock”), par value $0.01 per share, to an affiliated entity to the Company’s Chairperson for a purchase price of $35. The Series E Preferred Stock has no dividend or liquidation rights. The Series E Preferred Stock votes with the common shares of the Company, and each share of the Series E Preferred Stock entitles the holder thereof to up to 25,000 votes, on all matters submitted to a vote of the stockholders of the Company, subject up to 15% of the total number of votes entitled to be cast on matters put to stockholders of the Company. The Series E Preferred Stock is convertible, at the election of the holder, in whole or in part, into shares of the Company’s common stock at a conversion price equal to the 10-trading day trailing VWAP of the Company’s common stock, subject to certain adjustments, at any time after (i) the cancellation of all of the Company’s Series B Preferred Stock or (ii) the transfer for all of the Company’s Series B Preferred Stock (collectively a “Series B Event”). The 15% limitation discussed above shall terminate upon the occurrence of a Series B Event. The Series E Preferred Stock is transferable only to the holder’s immediate family members and to affiliated persons or entities, with the Company’s prior consent.
The Series E Preferred Stock is classified in equity, in accordance with the Company’s accounting policy (Note 2(x)). Upon its initial assessment, the Company followed the provisions of ASC 480 “Distinguishing liabilities from equity” in order to assess the classification of the Series E Preferred Stock as well as that of their embedded features and determined that the Series E Preferred Stock should be classified as permanent equity. In particular, the Company assessed that certain of the aforementioned embedded features requiring bifurcation under ASC 815 had de minimis value at inception and in each subsequent measurement date, while other fell under the scope exceptions from derivative accounting, thus no bifurcation was required. As of December 31, 2024, the Series E Preferred Stock remained outside the scope of ASC 480, classified as permanent equity, while all features requiring bifurcation under ASC 815 had de minimis value upon reassessment as of December 31, 2024.